Operating Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Summary of Components of Lease Expenses	The components of lease expense are summarized as follows (in thousands):

	Year Ended December 31,
	2024	2023	2022
Operating lease cost	$4,504	$4,450	$5,722
Short term lease cost	969	882	444
Variable lease cost	587	352	265
Sublease income	(36)	(582)	(1,406)
Total lease cost	$6,024	$5,102	$5,025

Summary of Information Related To Leases

Other information related to leases is summarized as follows (in thousands, except lease term and discount rate):

	Year Ended December 31,
	2024	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$4,727	$3,672	$6,395
Right-of-use assets obtained in exchange for new operating lease liabilities	4,887	3,695	46
Weighted-average remaining lease term (in years):
Operating leases	3.2	2.2	2.3
Weighted-average discount rate:
Operating leases	9.4%	5.5%	1.3%

Summary of Maturity of Lease Liability

As of December 31, 2024, the maturity of lease liabilities are as follows (in thousands):

(in thousands)
2025	$3,576
2026	2,162
2027	1,235
2028	1,185
2029	657
Thereafter	15
Total minimum lease payments	8,830
Less: Imputed interest	(1,338)
Present value of lease liabilities	$7,492

Summary of Liabilities and Gains Recognized Upon Termination of Lease Contracts

The right-of-use assets and liabilities derecognized upon termination of lease contracts were as follows (in thousands):

	Year ended December 31,
	2024	2023	2022
Leases terminated	—	—	5
Lease termination fees	$—	$—	$2,045
Right-of-use assets derecognized upon lease termination	$—	$—	$4,628
Lease liabilities derecognized upon lease termination	$—	$—	$5,267
Gain recognized upon lease termination	$—	$—	$642